Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Geographical Information
Revenues are attributed to regions based primarily on customers’ location. The Group’s revenue from external customers and information about its non-current
segment assets (excluding deferred tax) is set out below:

		Revenue		Non-current assets
		Year ended 31 December 2021	Six months ended 31 December 2020	As at 31 December 2021	As at 31 December 2020 (revised*)
		£m	£m	£m	£m
The Americas		130.4	58.6	464.3	200.2
EMEA	(i)	84.3	40.2	231.8	227.8
China		58.2	27.4	8.6	6.7
Japan		18.7	9.9	0.2	0.5
Rest of Asia Pacific	(i)	23.8	11.4	59.3	61.6

		315.4	147.5	764.2	496.8

		Revenue		Non-current assets
		Year ended 30 June 2020	Year ended 30 June 2019	As at 30 June 2020 (revised*)	As at 30 June 2019 (revised*)
		£m	£m	£m	£m
The Americas		112.4	117.5	224.8	169.9
EMEA	(i)	69.3	67.1	222.3	89.5
China		39.5	39.9	7.4	3.8
Japan		18.8	16.9	0.6	0.1
Rest of Asia Pacific	(i)	20.0	18.5	61.7	0.1

		260.0	259.9	516.8	263.4

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
(i)
Revenues for the
sub-region
of Central Asia have been reclassified from EMEA to Asia Pacific for the year ended 31 December 2021 and the six months ended 31 December 2020. This is to better align our data reporting to sales performance and geographical location. The value attributable to Central Asia is £1.6m (six months ended 31 December 2020: £0.6m; year ended 30 June 2020: £1.5m; year ended 30 June 2019: £1.4m). The comparatives presented for 30 June 2020 and 30 June 2019 have not been updated for this change.

Summary of Revenue by Type Products and Services
Revenue by type is shown below:

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Catalogue revenue	296.4	139.0	243.1	242.8
Custom products and services	5.7	2.7	6.3	5.4
IVD	6.3	2.6	4.7	6.9
Royalties and licenses	7.0	3.2	5.9	4.8

Custom products and licensing	19.0	8.5	16.9	17.1

Total reported revenue	315.4	147.5	260.0	259.9

Summary of Reconciliation of Profit Loss
The following table presents the reconciliation of this measure to profit for the year / period:

	Note	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Profit for the year / period		4.4	12.8	12.5	44.4
Tax		0.3	2.8	(4.2)	11.2
Finance income		(0.3)	(0.2)	(0.7)	(0.6)
Finance costs		2.7	1.9	2.8	0.3

Operating profit		7.1	17.3	10.4	55.3
Exceptional items, share-based payments and amortization of acquisition intangibles	7	53.3	17.8	43.6	34.9

Adjusted operating profit for the year / period		60.4	35.1	54.0	90.2

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.